Document and Entity Information	Nov. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	Tilray, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38594
Entity Tax Identification Number	82-4310622
Entity Address, Address Line One	655 Madison Avenue
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	844
Local Phone Number	845-7291
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001731348
Title of 12(b) Security	Class 2 Common stock, par value $0.0001 per share
Trading Symbol	TLRY
Security Exchange Name	NASDAQ